CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Income (Loss) for the Year	$ 314,338	$ (272,193)	$ (474,953)
Items not Affecting Cash
Depreciation		610	1,058
Write-off of accounts payable and accrued liabilities			(714)
Write off of related party debt	(587,500)	(31,627)
Effect of currency translation	(654)	(277)	1,743
Loss on sale of real estate property		16,351
Gain on sale of equipment			(3,500)
Impairment of exploration and evaluation assets			257,942
Cash flows from (used in) operations before changes in working capital	(273,816)	(287,136)	(218,424)
Net Change in Non-cash Working Capital
Accounts receivable	125	(2,941)	595
Prepaid expenses and deposits	(3)	(2,934)	(217)
Accounts payable and accrued liabilities	77,042	43,516	15,710
Due to related parties	142,567	(84,966)	165,426
Operating cash flow used by operations	219,731	(47,325)	181,514
Net cash used by operating activities	(54,085)	(334,461)	(36,910)
INVESTING ACTIVITIES
Real estate property selling costs		(30,295)
Resource property payments	110,000	85,000	10,000
Proceeds from sale of real estate property		350,000
Acquisition of property	(110,813)
Proceeds from sale of equipment			3,500
Net cash used by investing activities	(813)	404,705	13,500
Net Increase (Decrease) in Cash and Cash Equivalents	(54,898)	70,244
Cash position – beginning of year	73,470	3,226	26,636
Cash Position – end of year	18,572	73,470	3,226
Schedule of Non-cash Investing and Financing Transactions
Shares issued for mineral property acquisition	$ 60,000	$ 60,000	$ 40,000